Supplementary Cash Flow Information (Details) - Schedule of change in non-cash operating working capital - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Change In Non Cash Operating Working Capital Abstract
Receivables	$ 30,117	$ (22,615)
Deposits and prepayments	27,796	(340,059)
Accounts payable and accrued liabilities	551,707	(178,289)
Due to a related party	316,180	(17,393)
Total changes in non-cash operating working capital	$ 925,800	$ (558,356)